SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Schedule of basic and diluted loss per ordinary share

Accordingly, basic and diluted loss per common share is calculated as follows:

	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017
Net income	$238,634	$335,550
Less: Income attributable to ordinary shares subject to redemption	(280,292)	(550,362)

Adjusted net loss	$(41,658)	$(214,812)

Weighted average shares outstanding, basic and diluted	5,560,769	4,864,925

Basic and diluted net loss per ordinary share	$(0.01)	$(0.04)